JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.1%
Textron, Inc.	4,655	362,019
Automobiles & Parts — 0.7%
BorgWarner, Inc.	14,459	532,091
Gentex Corp.	34,760	918,359
Valvoline, Inc. *	32,108	1,131,807
		2,582,257
Banks — 2.5%
Citizens Financial Group, Inc.	9,726	464,125
Comerica, Inc.	4,467	301,835
Fifth Third Bancorp	16,179	672,561
First Citizens BancShares, Inc., Class A	757	1,510,033
FNB Corp.	18,279	280,034
Huntington Bancshares, Inc.	90,630	1,489,051
KeyCorp	20,777	372,324
M&T Bank Corp.	6,095	1,150,126
Popular, Inc. (Puerto Rico)	12,152	1,392,376
Prosperity Bancshares, Inc.	3,225	214,850
Regions Financial Corp.	25,845	654,654
Zions Bancorp NA	6,353	340,648
		8,842,617
Beverages — 1.5%
Boston Beer Co., Inc. (The), Class A *	5,079	1,051,759
Brown-Forman Corp., Class B	32,307	932,057
Coca-Cola Consolidated, Inc.	11,334	1,266,574
Molson Coors Beverage Co., Class B	24,379	1,187,745
Primo Brands Corp.	35,742	986,837
		5,424,972
Chemicals — 3.9%
Ashland, Inc.	5,967	307,659
Celanese Corp.	10,747	561,316
CF Industries Holdings, Inc.	14,089	1,307,882
Eastman Chemical Co.	14,811	1,075,427
Element Solutions, Inc.	58,087	1,370,853
FMC Corp.	33,509	1,308,191
Huntsman Corp.	40,571	393,539
International Flavors & Fragrances, Inc.	17,331	1,231,021
LyondellBasell Industries NV, Class A	14,157	820,115
Mosaic Co. (The)	39,325	1,416,093
NewMarket Corp.	2,081	1,429,647
Olin Corp.	26,465	501,247
Scotts Miracle-Gro Co. (The)	22,207	1,391,491
Westlake Corp.	8,555	678,411
		13,792,892
Construction & Materials — 3.2%
A O Smith Corp.	13,980	989,644
Acuity, Inc.	1,041	324,115

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Construction & Materials — continued
Builders FirstSource, Inc. *	7,251	921,820
Carlisle Cos., Inc.	3,663	1,299,303
Eagle Materials, Inc.	2,751	617,022
EMCOR Group, Inc.	2,941	1,845,448
Fortune Brands Innovations, Inc.	14,390	784,831
Louisiana-Pacific Corp.	9,528	861,426
Masco Corp.	14,400	981,072
Owens Corning	7,877	1,098,290
Quanta Services, Inc.	3,929	1,595,685
		11,318,656
Consumer Services — 0.5%
H&R Block, Inc.	20,908	1,136,141
Service Corp. International	6,563	500,822
		1,636,963
Electricity — 8.0%
Alliant Energy Corp.	23,034	1,497,440
Brookfield Renewable Corp. (Canada)	34,315	1,256,959
Clearway Energy, Inc., Class C	40,834	1,332,414
CMS Energy Corp.	19,413	1,432,679
Consolidated Edison, Inc.	13,548	1,402,218
DTE Energy Co.	10,412	1,441,125
Edison International	18,432	960,676
Entergy Corp.	17,152	1,551,055
Evergy, Inc.	20,694	1,465,135
Exelon Corp.	32,728	1,470,796
FirstEnergy Corp.	33,506	1,431,041
IDACORP, Inc.	10,539	1,320,853
NRG Energy, Inc.	9,255	1,547,436
OGE Energy Corp.	31,755	1,442,312
PG&E Corp.	90,321	1,266,300
Pinnacle West Capital Corp.	15,638	1,417,116
PPL Corp.	41,594	1,484,490
Public Service Enterprise Group, Inc.	17,253	1,549,147
Talen Energy Corp. *	817	308,475
Vistra Corp.	8,098	1,688,757
Xcel Energy, Inc.	20,872	1,532,840
		28,799,264
Electronic & Electrical Equipment — 1.2%
AMETEK, Inc.	7,700	1,423,345
Crane Co.	1,196	234,141
Crane NXT Co.	6,611	392,297
Hubbell, Inc.	3,460	1,513,681
IDEX Corp.	770	125,902
nVent Electric plc	9,783	767,183
		4,456,549

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Finance & Credit Services — 1.1%
MGIC Investment Corp.	52,385	1,356,771
OneMain Holdings, Inc.	27,088	1,565,416
SLM Corp.	28,531	907,286
		3,829,473
Food Producers — 6.5%
Archer-Daniels-Midland Co.	20,130	1,090,643
BellRing Brands, Inc. *	20,683	1,128,878
Bunge Global SA	13,890	1,107,866
Conagra Brands, Inc.	49,143	897,351
Corteva, Inc.	19,430	1,401,486
Darling Ingredients, Inc. *	29,392	951,713
Flowers Foods, Inc.	66,263	1,050,269
General Mills, Inc.	22,344	1,094,409
Hershey Co. (The)	6,256	1,164,429
Hormel Foods Corp.	35,701	1,002,841
Ingredion, Inc.	10,177	1,338,683
J M Smucker Co. (The)	11,041	1,185,141
Kellanova	17,619	1,406,525
Kraft Heinz Co. (The)	40,550	1,113,503
McCormick & Co., Inc. (Non-Voting)	14,311	1,010,786
Pilgrim's Pride Corp.	27,716	1,313,461
Post Holdings, Inc. *	11,975	1,267,075
The Campbell's Co.	32,284	1,030,505
Tyson Foods, Inc., Class A	23,758	1,242,544
US Foods Holding Corp. *	18,640	1,553,271
		23,351,379
Gas, Water & Multi-utilities — 2.5%
Ameren Corp.	5,338	539,832
Atmos Energy Corp.	9,199	1,434,308
MDU Resources Group, Inc.	64,687	1,115,851
National Fuel Gas Co.	16,720	1,451,129
NiSource, Inc.	35,607	1,511,517
UGI Corp.	38,875	1,406,497
WEC Energy Group, Inc.	13,444	1,466,472
		8,925,606
General Industrials — 1.2%
AptarGroup, Inc.	243	38,185
ITT, Inc.	4,128	701,595
Packaging Corp. of America	6,502	1,259,763
RPM International, Inc.	11,616	1,363,835
Silgan Holdings, Inc.	7,174	333,806
Sonoco Products Co.	1,364	61,475
Valmont Industries, Inc.	1,313	477,866
		4,236,525
Health Care Providers — 2.9%
Amedisys, Inc. *	4,255	419,543

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — continued
Chemed Corp.	2,284	941,693
DaVita, Inc. *	9,624	1,350,921
Doximity, Inc., Class A *	20,626	1,211,777
Encompass Health Corp.	11,638	1,281,460
IQVIA Holdings, Inc. *	4,446	826,334
Molina Healthcare, Inc. *	3,263	515,130
Tenet Healthcare Corp. *	8,556	1,379,912
Universal Health Services, Inc., Class B	8,261	1,375,043
Veeva Systems, Inc., Class A *	3,751	1,066,034
		10,367,847
Household Goods & Home Construction — 1.5%
DR Horton, Inc.	7,224	1,031,876
Lennar Corp., Class A	7,666	859,972
NVR, Inc. *	144	1,087,126
PulteGroup, Inc.	10,326	1,166,012
Toll Brothers, Inc.	9,585	1,134,481
		5,279,467
Industrial Engineering — 1.5%
Cummins, Inc.	4,206	1,546,210
Graco, Inc.	14,569	1,223,504
Lincoln Electric Holdings, Inc.	5,370	1,307,595
Snap-on, Inc.	4,305	1,382,723
		5,460,032
Industrial Materials — 0.9%
Avery Dennison Corp.	5,925	994,037
Hexcel Corp.	12,854	770,083
International Paper Co.	28,386	1,326,762
		3,090,882
Industrial Metals & Mining — 2.6%
Alcoa Corp.	30,771	922,207
Fastenal Co.	33,388	1,540,188
Mueller Industries, Inc.	5,794	494,634
Nucor Corp.	7,795	1,115,231
RBC Bearings, Inc. *	3,736	1,447,102
Reliance, Inc.	4,536	1,316,030
Steel Dynamics, Inc.	10,494	1,338,614
Timken Co. (The)	17,130	1,303,422
		9,477,428
Industrial Support Services — 2.2%
ADT, Inc.	12,211	101,962
Booz Allen Hamilton Holding Corp.	3,213	344,851
Core & Main, Inc., Class A *	25,048	1,594,055
Genpact Ltd.	8,718	384,028
MSC Industrial Direct Co., Inc., Class A	13,937	1,207,223
Paychex, Inc.	7,083	1,022,289

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
Synchrony Financial	23,484	1,636,130
Western Union Co. (The)	12,533	100,891
WW Grainger, Inc.	1,323	1,375,311
		7,766,740
Industrial Transportation — 0.9%
Allison Transmission Holdings, Inc.	13,785	1,241,615
Landstar System, Inc.	5,803	773,946
Ryder System, Inc.	6,661	1,183,726
		3,199,287
Investment Banking & Brokerage Services — 1.5%
Ameriprise Financial, Inc.	2,805	1,453,523
Bank of New York Mellon Corp. (The)	11,948	1,212,124
Jefferies Financial Group, Inc.	20,914	1,205,901
Principal Financial Group, Inc.	2,502	194,731
State Street Corp.	8,472	946,746
Virtu Financial, Inc., Class A	4,505	198,851
		5,211,876
Leisure Goods — 0.6%
Garmin Ltd.	6,562	1,435,503
Harley-Davidson, Inc.	2,237	54,426
Pool Corp.	1,287	396,576
Thor Industries, Inc.	5,026	457,316
		2,343,821
Life Insurance — 0.6%
Primerica, Inc.	3,002	797,421
Unum Group	17,933	1,287,769
		2,085,190
Media — 1.0%
Fox Corp., Class A	19,706	1,098,806
Interpublic Group of Cos., Inc. (The)	3,331	81,943
Liberty Media Corp-Liberty Live, Class A *	1,153	94,315
Nexstar Media Group, Inc.	7,533	1,409,500
Omnicom Group, Inc.	10,322	743,700
		3,428,264
Medical Equipment & Services — 4.5%
Agilent Technologies, Inc.	7,710	885,185
Bio-Techne Corp.	2,814	154,010
Cooper Cos., Inc. (The) *	8,460	598,037
Dentsply Sirona, Inc.	19,093	273,221
Envista Holdings Corp. *	9,594	181,231
GE HealthCare Technologies, Inc.	6,516	464,721
Globus Medical, Inc., Class A *	18,327	964,550
Henry Schein, Inc. *	16,177	1,094,374
Hologic, Inc. *	15,180	1,014,328
Insulet Corp. *	598	172,463

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Labcorp Holdings, Inc.	5,350	1,391,428
Penumbra, Inc. *	4,134	1,042,884
QIAGEN NV	22,455	1,107,930
Quest Diagnostics, Inc.	7,801	1,305,966
ResMed, Inc.	5,644	1,534,829
Revvity, Inc.	10,982	965,318
STERIS plc	5,078	1,150,116
Teleflex, Inc.	1,590	190,005
Waters Corp. *	3,100	895,156
West Pharmaceutical Services, Inc.	2,916	697,682
		16,083,434
Mortgage Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.	4,730	96,161
Rithm Capital Corp.	116,096	1,396,635
Starwood Property Trust, Inc.	42,250	822,185
		2,314,981
Nonequity Investment Instruments — 0.2%
Liberty Broadband Corp., Class C *	11,481	704,015
Non-life Insurance — 2.9%
American Financial Group, Inc.	4,872	608,513
Arch Capital Group Ltd.	4,309	370,833
Assured Guaranty Ltd.	6,799	575,059
Axis Capital Holdings Ltd.	11,623	1,090,702
Brown & Brown, Inc.	6,163	563,113
CNA Financial Corp.	219	9,708
Everest Group Ltd.	3,160	1,061,128
Fidelity National Financial, Inc.	11,021	621,915
Hartford Insurance Group, Inc. (The)	11,243	1,398,517
Loews Corp.	11,431	1,034,963
Old Republic International Corp.	37,569	1,358,871
Reinsurance Group of America, Inc.	7,146	1,375,248
White Mountains Insurance Group Ltd.	100	178,780
		10,247,350
Non-Renewable Energy — 6.2%
Antero Midstream Corp.	76,975	1,412,491
Antero Resources Corp. *	33,817	1,181,228
APA Corp.	28,622	552,118
Baker Hughes Co.	27,124	1,221,936
Cheniere Energy, Inc.	5,908	1,393,579
Coterra Energy, Inc.	47,500	1,158,525
Devon Energy Corp.	24,449	812,196
Diamondback Energy, Inc.	7,990	1,187,794
DT Midstream, Inc.	13,237	1,359,837
Expand Energy Corp.	8,387	878,790
Halliburton Co.	30,264	677,914
Kinder Morgan, Inc.	50,937	1,429,292

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
NOV, Inc.	35,714	449,282
ONEOK, Inc.	15,111	1,240,764
Ovintiv, Inc.	23,274	958,423
Permian Resources Corp.	94,314	1,335,486
Range Resources Corp.	32,352	1,187,966
Targa Resources Corp.	7,104	1,182,177
TechnipFMC plc (United Kingdom)	30,409	1,105,975
Texas Pacific Land Corp.	1,027	994,270
Viper Energy, Inc.	11,735	441,940
		22,161,983
Personal Care, Drug & Grocery Stores — 4.2%
Albertsons Cos., Inc., Class A	66,536	1,278,822
Casey's General Stores, Inc.	2,779	1,445,441
Cencora, Inc.	4,765	1,363,171
Church & Dwight Co., Inc.	12,810	1,201,194
Clorox Co. (The)	8,596	1,079,314
Kenvue, Inc.	60,117	1,288,908
Kroger Co. (The)	21,521	1,508,622
Performance Food Group Co. *	16,318	1,638,327
Reynolds Consumer Products, Inc.	39,208	881,788
Sprouts Farmers Market, Inc. *	6,700	1,015,318
Sysco Corp.	14,246	1,133,982
Walgreens Boots Alliance, Inc.	92,911	1,081,484
		14,916,371
Personal Goods — 0.9%
Crocs, Inc. *	7,899	787,767
Deckers Outdoor Corp. *	8,634	916,672
Ralph Lauren Corp.	5,402	1,613,848
		3,318,287
Pharmaceuticals, Biotechnology & Marijuana Producers — 3.8%
Biogen, Inc. *	931	119,168
Cardinal Health, Inc.	8,719	1,353,363
Elanco Animal Health, Inc. *	42,023	574,875
Exelixis, Inc. *	33,811	1,224,634
Halozyme Therapeutics, Inc. *	19,591	1,174,872
Incyte Corp. *	15,623	1,170,006
Jazz Pharmaceuticals plc *	10,220	1,171,519
Medpace Holdings, Inc. *	3,097	1,323,038
Neurocrine Biosciences, Inc. *	7,533	965,957
Organon & Co.	29,825	289,303
Perrigo Co. plc	16,265	433,788
Royalty Pharma plc, Class A	40,378	1,485,910
United Therapeutics Corp. *	4,965	1,363,885
Viatris, Inc.	110,358	964,529
		13,614,847

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Precious Metals & Mining — 0.6%
Anglogold Ashanti plc (United Kingdom) (a)	20,824	963,110
Royal Gold, Inc.	7,725	1,169,720
		2,132,830
Real Estate Investment & Services — 0.8%
CBRE Group, Inc., Class A *	10,288	1,602,253
Jones Lang LaSalle, Inc. *	5,342	1,444,263
		3,046,516
Real Estate Investment Trusts — 9.3%
American Homes 4 Rent, Class A	28,021	972,049
AvalonBay Communities, Inc.	6,562	1,222,369
Brixmor Property Group, Inc.	52,090	1,361,112
Camden Property Trust	9,507	1,038,164
Cousins Properties, Inc.	30,324	821,780
CubeSmart	25,940	1,009,325
EastGroup Properties, Inc.	4,975	812,119
EPR Properties	24,866	1,368,625
Equity Residential	15,643	988,638
Essex Property Trust, Inc.	3,973	1,033,695
Federal Realty Investment Trust	6,263	577,198
First Industrial Realty Trust, Inc.	16,560	806,803
Gaming and Leisure Properties, Inc.	26,979	1,229,703
Highwoods Properties, Inc.	33,575	974,011
Host Hotels & Resorts, Inc.	65,889	1,035,775
Iron Mountain, Inc.	13,415	1,306,084
Kilroy Realty Corp.	26,722	984,973
Kimco Realty Corp.	56,823	1,206,352
Lamar Advertising Co., Class A	11,323	1,384,237
Mid-America Apartment Communities, Inc.	6,238	888,478
Millrose Properties, Inc., Class A	4,258	127,697
National Storage Affiliates Trust	13,968	411,497
NNN REIT, Inc.	19,189	791,738
Omega Healthcare Investors, Inc.	37,702	1,466,608
Park Hotels & Resorts, Inc.	84,680	902,689
Rayonier, Inc.	18,508	431,422
Regency Centers Corp.	19,384	1,384,018
Rexford Industrial Realty, Inc.	16,026	585,430
Simon Property Group, Inc.	8,694	1,423,990
STAG Industrial, Inc.	27,962	959,936
UDR, Inc.	25,444	999,695
VICI Properties, Inc.	39,289	1,280,821
WP Carey, Inc.	21,627	1,387,588
		33,174,619
Retailers — 3.1%
AutoNation, Inc. *	7,164	1,380,073
Best Buy Co., Inc.	12,915	840,250
Dick's Sporting Goods, Inc.	6,627	1,401,677

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
Macy's, Inc.	34,861	440,294
Penske Automotive Group, Inc.	7,678	1,285,374
Ross Stores, Inc.	8,727	1,191,585
Tapestry, Inc.	17,806	1,923,582
Tractor Supply Co.	20,441	1,164,115
Williams-Sonoma, Inc.	7,945	1,486,112
		11,113,062
Software & Computer Services — 4.9%
Akamai Technologies, Inc. *	4,325	330,041
Amdocs Ltd.	12,377	1,056,501
CACI International, Inc., Class A *	2,414	1,111,816
Cognizant Technology Solutions Corp., Class A	10,694	767,402
Concentrix Corp.	5,330	277,000
Docusign, Inc. *	3,336	252,335
Dolby Laboratories, Inc., Class A	10,162	765,605
F5, Inc. *	4,908	1,538,265
Gartner, Inc. *	2,882	975,989
Gen Digital, Inc.	47,247	1,393,314
GoDaddy, Inc., Class A *	7,979	1,289,247
Hewlett Packard Enterprise Co.	79,610	1,647,131
Leidos Holdings, Inc.	8,389	1,339,304
Manhattan Associates, Inc. *	834	183,197
Paycom Software, Inc.	597	138,229
Pegasystems, Inc.	14,620	858,340
Science Applications International Corp.	8,273	922,274
SS&C Technologies Holdings, Inc.	16,917	1,446,065
Tyler Technologies, Inc. *	2,388	1,395,929
		17,687,984
Technology Hardware & Equipment — 3.6%
Avnet, Inc.	18,174	962,131
Cirrus Logic, Inc. *	9,982	1,005,287
Corning, Inc.	14,787	935,130
HP, Inc.	31,765	787,772
Jabil, Inc.	7,986	1,782,236
Microchip Technology, Inc.	11,739	793,439
Monolithic Power Systems, Inc.	1,653	1,175,680
NetApp, Inc.	10,352	1,077,954
ON Semiconductor Corp. *	12,117	682,914
Qorvo, Inc. *	6,131	512,552
Skyworks Solutions, Inc.	9,243	633,515
TD SYNNEX Corp.	10,788	1,557,679
Teradyne, Inc.	8,418	904,346
		12,810,635
Telecommunications Equipment — 1.4%
Ciena Corp. *	19,478	1,808,338

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Equipment — continued
Lumentum Holdings, Inc. *	15,622	1,719,670
Ubiquiti, Inc.	3,673	1,599,481
		5,127,489
Telecommunications Service Providers — 1.5%
Charter Communications, Inc., Class A *	3,616	974,006
Frontier Communications Parent, Inc. *	38,442	1,412,359
GCI Liberty, Inc., Class C *	2,266	75,344
GCI Liberty, Inc. Escrow ‡ *	7,824	—
Iridium Communications, Inc.	36,910	902,819
Liberty Global Ltd., Class C (Belgium) *	67,587	691,415
Millicom International Cellular SA (Guatemala)	7,834	314,535
Roku, Inc. *	12,066	1,136,135
		5,506,613
Travel & Leisure — 2.1%
Boyd Gaming Corp.	14,780	1,254,822
Darden Restaurants, Inc.	5,982	1,206,390
Expedia Group, Inc.	4,430	798,375
MGM Resorts International *	24,820	904,689
Texas Roadhouse, Inc.	7,690	1,423,650
Travel + Leisure Co.	5,012	296,961
United Airlines Holdings, Inc. *	13,878	1,225,566
Wendy's Co. (The) (a)	26,991	265,861
		7,376,314
Waste & Disposal Services — 0.1%
Clean Harbors, Inc. *	1,503	354,422
Total Common Stocks (Cost $326,551,239)		356,961,758
Short-Term Investments — 0.4%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (b) (c)(Cost $287,512)	287,512	287,512
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (b) (c)(Cost $1,205,956)	1,205,956	1,205,956
Total Short-Term Investments (Cost $1,493,468)		1,493,468
Total Investments — 100.2% (Cost $328,044,707)		358,455,226
Liabilities in Excess of Other Assets — (0.2)%		(837,817)
NET ASSETS — 100.0%		357,617,409

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $1,127,806.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2025.
Futures contracts outstanding as of July 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	1	09/19/2025	USD	316,460	9,528

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$358,455,226	$—	$— (b)	$358,455,226

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts (a)	$9,528	$—	$—	$9,528

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	$167,244	$19,819,229	$18,780,517	$—	$—	$1,205,956	1,205,956	$35,803	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)	515,360	18,730,642	18,958,490	—	—	287,512	287,512	21,605	—
Total	$682,604	$38,549,871	$37,739,007	$—	$—	$1,493,468		$57,408	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.